Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	NEW PERSPECTIVE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000071516
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2011
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANWPX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPFBX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPFCX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPFFX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANWFX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPAX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPBX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPCX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPEX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPFX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPAX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPBX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPCX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPEX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPFX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPGX